Item 1. Report to Shareholders

T. Rowe Price Media & Telecommunications Fund
--------------------------------------------------------------------------------
Certified Financials

T. Rowe Price Media & Telecommunications Fund
--------------------------------------------------------------------------------
Certified Financials (unaudited)

Financial Highlights              For a share outstanding throughout each period
--------------------------------------------------------------------------------
                     6 Months  Year
                      Ended     Ended
                      6/30/03   12/31/02  12/31/01  12/31/00  12/31/99  12/31/98
--------------------------------------------------------------------------------

NET ASSET VALUE

Beginning
of period             $14.43     $20.15    $21.65    $39.99    $22.54    $17.40

Investment activities
  Net investment
  income (loss)        (0.03)     (0.05)    (0.09)     0.40     (0.05)    (0.07)

  Net realized and
  unrealized
  gain (loss)           3.47      (5.67)    (1.41)    (9.77)    20.72      6.07

  Total from
  investment
  activities            3.44      (5.72)    (1.50)    (9.37)    20.67      6.00

Distributions
  Net investment
  income                    -          -         -    (0.37)         -         -

  Net realized
  gain                      -          -         -    (8.60)    (3.22)    (0.86)

  Total
  distributions             -          -         -    (8.97)    (3.22)    (0.86)

NET ASSET VALUE
End of
period                $17.87     $14.43    $20.15    $21.65    $39.99    $22.54
                      ----------------------------------------------------------

Ratios/Supplemental Data
Total
return^               23.84%    (28.39)%   (6.93)%  (25.11)%    93.09%    35.14%

Ratio of total
expenses to
average net
assets                 1.16%+      1.15%     1.08%     0.94%     0.93%     1.03%

Ratio of net investment
income (loss) to average
net assets           (0.36)%+    (0.31)%   (0.39)%    1.07%    (0.24)%   (0.38)%

Portfolio
turnover rate         115.1%+     184.9%    241.1%   197.5%      57.6%     48.9%

Net assets,
end of period
(in thousands)     $519,438    $421,070  $674,518 $797,856   $930,147  $246,088

^ Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions.

+    Annualized

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Media & Telecommunications Fund
--------------------------------------------------------------------------------
Certified Financials (unaudited)                                   June 30, 2003

Statement of Net Assets                                    Shares          Value
--------------------------------------------------------------------------------
                                                                    In thousands
Common Stocks 99.8%

MEDIA 49.9%

BROADCASTING 4.6%

Mediaset (EUR)                                            470,000        $ 3,984

Sinclair Broadcast Group, Class A *                       150,000          1,742

Societe Television Francaise 1 (EUR)                      180,000          5,549

TV Azteca ADR                                             400,000          2,600

Univision Communications, Class A *                       330,000         10,032

                                                                          23,907

CABLE TV  6.2%

Comcast, Class A, Special *                               325,000          9,370

Echostar Communications, Class A *                        280,000          9,693

Sogecable (EUR) *                                         700,000         13,221

                                                                          32,284

GAMING  1.7%

Alliance Gaming *                                         200,000          3,782

International Game Technology *                            40,000          4,093

Magna Entertainment, Class A *                            200,000          1,000

                                                                           8,875

INTERNET  9.0%

Autobytel *                                               250,000          1,560

Autobytel *+@                                             285,000          1,601

CNET Networks *                                         1,800,000         11,214

Expedia, Class A *                                         80,000          6,110

InterActiveCorp *                                         350,000         13,849

Monster Worldwide *                                       350,000          6,906

Yahoo Japan (JPY) *                                           325          5,288

                                                                          46,528

MEDIA & Entertainment  13.8%

AOL Time Warner *                                       1,200,000         19,308

Disney                                                    500,000          9,875

Fox Entertainment Group, Class A *                        330,000          9,497

Liberty Media, Class A *                                1,100,000         12,716

News Corporation ADR                                      110,000          3,330

Viacom, Class B *                                         390,000         17,027

                                                                          71,753

NEWSPAPERS  1.5%

Gannett                                                    30,000        $ 2,305

Knight-Ridder                                              40,000          2,757

New York Times, Class A                                    60,000          2,730

                                                                           7,792

RADIO/ OUTDOOR ADVERTISING  9.4%

Clear Channel Communications *                            415,000         17,592

Cox Radio, Class A *                                      350,000          8,088

Cumulus Media, Class A *                                  250,000          4,732

Lamar Advertising, Class A *                               65,000          2,289

Radio One *                                               250,000          4,443

Spanish Broadcasting, Class A *                         1,200,000          9,780

Westwood One *                                             60,000          2,036

                                                                          48,960

PUBLISHING  3.7%

Meredith                                                  160,000          7,040

Playboy Enterprises, Class B *                            265,500          3,611

Scripps, Class A                                           95,000          8,428

                                                                          19,079

Total Media                                                              259,178


TECHNOLOGY  6.8%

APPLICATION SOFTWARE  1.2%

Electronic Arts *                                          85,000          6,289

                                                                           6,289

IT SERVICES  5.6%

Affiliated Computer Services, Class A *                   135,000          6,174

Certegy *                                                 300,000          8,325

ChoicePoint *                                             175,000          6,041

First Data                                                200,000          8,288

                                                                          28,828

Total Technology                                                          35,117


TELECOM SERVICES  43.1%

LONG DISTANCE-DATA  1.1%

Sprint                                                    400,000          5,760

                                                                           5,760

WIRELESS - DOMESTIC  3.0%

AT&T Wireless *                                           500,000        $ 4,105

Crown Castle International *                              510,000          3,962

Sprint PCS *                                              600,000          3,450

Western Wireless, Class A *                               375,000          4,324

                                                                          15,841

WIRELESS-INTERNATIONAL  23.2%

America Movil ADR, Series L                               800,000         15,000

Japan Telecom Holdings (JPY)                                1,800          5,482

KT Freetel (KRW) *                                        200,000          4,177

Millicom International Cellular *                         325,000          8,518

NII Holdings, Class B *                                   179,200          6,858

NTT DoCoMo (JPY)                                            2,000          4,338

Orange (EUR) *                                          1,100,000          9,781

Partner Communications ADR *                            3,919,511         19,206

SK Telecom ADR                                            800,000         15,088

Turkcell Iletisim Hizmet ADR *                            108,700          1,837

Vodafone (GBP)                                          5,750,000         11,262

Vodafone ADR                                              960,000         18,864

                                                                         120,411

WIRELINE-DOMESTIC  7.2%

BellSouth                                                  50,000          1,332

Centurytel                                                180,000          6,273

Citizens Communications *                                 420,000          5,414

Qwest Communications International *                      600,000          2,868

Verizon Communications                                    550,000         21,697

                                                                          37,584

WIRELINE- INTERNATIONAL  8.6%

China Telecom ADR                                         215,000          4,889

Deutsche Telekom (EUR) *                                  500,000          7,644

France Telecom (EUR) *                                    320,000          7,862

KT Corp. ADR                                              500,000          9,855

Telecom Corp. of New Zealand (NZD)                      2,325,000          7,148

Telstra (AUD)                                           2,400,000          7,091

                                                                          44,489


Total Telecom Services                                                   224,085

Total Common Stocks (Cost  $459,856)                                     518,380

  Preferred Stocks  0.0%

  WIRELINE EQUIPMENT  0.0%

  Kestrel Solutions, Series D Preferred, 0% *+@           345,357       $     0

  Total Preferred Stocks (Cost  $4,500)                                       0

  Short-Term Investments  0.9%

  Money Market Fund  0.9%

  T. Rowe Price Government
  Reserve Investment Fund, 1.01% #                       4,466,103        4,466

  Total Short-Term Investments (Cost  $4,466)                             4,466


Total Investments in Securities
100.7% of Net Assets (Cost $468,822)                                   $522,846

Other Assets Less Liabilities                                            (3,408)

NET ASSETS                                                             $519,438
                                                                       --------

Net Assets Consist of:
Undistributed net investment
income (loss)                                                           $  (795)

Undistributed net
realized gain (loss)                                                   (404,835)

Net unrealized gain (loss)                                               54,026

Paid-in-capital applicable to
29,069,451 shares of $0.0001 par
value capital stock outstanding;
1,000,000,000 shares authorized                                         871,042

NET ASSETS                                                             $519,438
                                                                       --------

NET ASSET VALUE PER SHARE                                              $  17.87
                                                                       --------


     #    Seven-day yield

     *    Non-income producing

     + Security contains restrictions as to public resale pursuant to the Securities Act of 1933 and related rules - total of such securities at period-end amounts to $1,601,000 and represents 0.3% of net assets

     @    Security valued by the Fund's Board of Directors

     ADR  American Depository Receipts

     AUD  Australian dollar

     EUR  Euro

     GBP  British pound

     JPY  Japanese yen

     KRW  South Korean won

     NZD  New Zealand dollar

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Media & Telecommunications Fund
--------------------------------------------------------------------------------
Certified Financials (unaudited)

Statement of Operations
--------------------------------------------------------------------------------
In thousands
                                                                        6 Months
                                                                           Ended
                                                                         6/30/03

Investment Income (Loss)

Income

  Dividend                                                             $  1,652

  Income distributions from mutual funds                                     55

  Interest                                                                   16

  Total income                                                            1,723

Expenses

  Investment management                                                   1,478

  Shareholder servicing                                                     951

  Prospectus and shareholder reports                                         50

  Registration                                                               41

  Custody and accounting                                                     35

  Legal and audit                                                             8

  Directors                                                                   5

  Total expenses                                                          2,568

  Expenses paid indirectly                                                  (50)

  Net expenses                                                            2,518

Net investment income (loss)                                               (795)

Realized and Unrealized Gain (Loss)

Net realized gain (loss)

  Securities                                                             (3,422)

  Foreign currency transactions                                            (181)

 Net realized gain (loss)                                                (3,603)

Change in net unrealized gain (loss)

  Securities                                                            103,163

  Other assets and liabilities
  denominated in foreign currencies                                         (12)

  Change in net unrealized gain (loss)                                  103,151

Net realized and unrealized gain (loss)                                  99,548

INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS                                                 $ 98,753
                                                                       --------

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Media & Telecommunications Fund
--------------------------------------------------------------------------------
Certified Financials (unaudited)

Statement of Changes in Net Assets
--------------------------------------------------------------------------------
In thousands
                                                        6 Months            Year
                                                           Ended           Ended
                                                         6/30/03        12/31/02
  Increase (Decrease) in Net Assets
  Operations
    Net investment income (loss)                       $   (795)     $   (1,474)

    Net realized gain (loss)                             (3,603)       (158,607)

    Change in net unrealized gain (loss)                103,151         (28,286)

    Increase (decrease) in net
    assets from operations                               98,753        (188,367)

  Capital share transactions *
    Shares sold                                          38,466          91,527

    Shares redeemed                                     (38,851)       (156,608)

    Increase (decrease) in net
    assets from capital
    share transactions                                     (385)        (65,081)

Net Assets

Increase (decrease) during period                        98,368        (253,448)

Beginning of period                                     421,070         674,518

End of period                                          $519,438      $  421,070
                                                       --------      ----------

*Share information
    Shares sold                                           2,453           5,945

    Shares redeemed                                      (2,555)        (10,257)

    Increase (decrease) in shares outstanding              (102)         (4,312)

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Media & Telecommunications Fund
--------------------------------------------------------------------------------
Certified Financials (unaudited)                                   June 30, 2002

Notes to Financial Statements
--------------------------------------------------------------------------------

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Media & Telecommunications Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company and commenced operations on October 13, 1993. The fund seeks to provide long-term capital growth through the common stocks of media, technology, and telecommunications companies.

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management.

Valuation
Investments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price, or official closing price for certain markets, at the time the valuations are made. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and ask prices for domestic securities and the last quoted sale price for international securities.

Debt securities are generally traded in the over-the-counter market. Securities with original maturities of one year or more are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as price quoted by dealers who make markets in such securities. Securities with original maturities less than one year are valued at amortized cost in local currency, which approximates fair value when combined with accrued interest.

Investments in mutual funds are valued at the closing net asset value per share of the mutual fund on the day of valuation.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by or under the supervision of the officers of the fund, as authorized by the Board of Directors.

Most foreign markets close before the NYSE. Developments that could affect the values of securities that occur between the close of a foreign market and the close of the NYSE normally will not be reflected in security valuations. However, if such developments are so significant that they will, in the judgment of the officers of the fund, clearly and materially affect the value of securities, the previous closing prices may be adjusted to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by or under the supervision of the officers of the fund, as authorized by the Board of Directors.

Currency Translation
Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and ask prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is reflected as a component of such gains and losses.

Expenses Paid Indirectly
Certain security trades are directed to brokers who have agreed to rebate a portion of the related commission to the fund to pay fund expenses. Additionally, credits earned on temporarily uninvested cash balances at the custodian are used to reduce the fund's custody charges. Total expenses in the accompanying statement of operations are presented before reduction for rebates and credits, which totaled $50,000 and $0, respectively, for the six months ended June 30, 2003.

Other
Income and expenses are recorded on the accrual basis. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Dividend income and distributions to shareholders are recorded by the fund on the ex-dividend date.

NOTE 2 - INVESTMENT TRANSACTIONS

Purchases and sales of portfolio securities, other than short-term securities, aggregated $258,610,000 and $252,188,000, respectively, for the six months ended June 30, 2003.

NOTE 3 - FEDERAL INCOME TAXES

No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company and distribute to shareholders all of its taxable income and gains. Federal income tax regulations differ from generally accepted accounting principles; therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Temporary differences are not adjusted. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2003.

For tax purposes, the fund has elected to treat net capital losses realized between November 1 and December 31 of each year as occurring on the first day of the following tax year; consequently, $13,967,000 of realized losses recognized for financial reporting purposes in the year ended December 31, 2002 were recognized for tax purposes on January 1, 2003. Further, the fund intends to retain realized gains to the extent of available capital loss carryforwards. As of December 31, 2002, the fund had $232,569,000 of unused capital loss carryforwards that expire in 2009, and $154,696,000 that expire in 2010.

At June 30, 2003, the cost of investments for federal income tax purposes was $468,822,000. Net unrealized gain aggregated $54,026,000 at period-end, of which $75,044,000 related to appreciated investments and $21,018,000 related to depreciated investments.

NOTE 4 - RELATED PARTY TRANSACTIONS

The fund is managed by T. Rowe Price Associates, Inc. (the manager or Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. The investment management agreement between the fund and the manager provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.35% of the fund's average daily net assets, and the fund's pro-rata share of a group fee. The group fee is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.295% for assets in excess of $120 billion. The fund's portion of the group fee is determined by the ratio of its net assets to those of the group. At June 30, 2003, the effective annual group fee rate was 0.32%, and investment management fee payable totaled $282,000.

In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates (collectively, Price). Price Associates computes the daily share price and maintains the financial records of the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund's transfer and dividend disbursing agent. T. Rowe Price Retirement Plan Services, Inc. provides subaccounting and recordkeeping services for certain retirement accounts invested in the fund. Expenses incurred pursuant to these service agreements totaled $680,000 for the six months ended June 30, 2003, of which $138,000 was payable at period-end.

The fund may invest in the T. Rowe Price Reserve Investment Fund and T. Rowe Price Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by Price Associates. The Reserve Funds are offered as cash management options only to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available to the public. The Reserve Funds pay no investment management fees. Distributions from the Reserve Funds to the fund for the six months ended June 30, 2003, totaled $55,000.

Item 2.  Code of Ethics.

Not required at this time.

Item 3.  Audit Committee Financial Expert.

Not required at this time.

Item 4.  Principal Accountant Fees and Services.

Not required at this time.

Item 5.  Audit Committee of Listed Registrants.

Not required at this time.

Item 6.  [Reserved]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  [Reserved]

Item 9. Controls and Procedures

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 10. Exhibits.

(a)(1) Not required at this time.

(a)(2) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.


                                   SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Media & Telecommunications Fund, Inc.

By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     August 13, 2003


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     August 13, 2003


By       /s/ Joseph A. Carrier
         Joseph A. Carrier
         Principal Financial Officer

Date     August 12, 2003